Financial Risk Management (Details 4) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial risk management [Abstract]
Other comprehensive income	₨ 0	₨ 0
Profit or (loss)	₨ (18,361)	₨ (47,755)